SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Schedule of Property and Equipment) (Details) - USD ($)	Dec. 31, 2018	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Construction in process - extraction facilities		$ 185,699	$ 832,697
Cultivation facility and laboratory equipment and Office furniture and fixtures, gross		1,940,069	239,206
Accumulated amortization and depreciation		(191,897)	(39,385)	0
Cultivation facility and laboratory equipment and Office furniture and fixtures		1,748,172	199,821
Equipment [Member] | Colorado Extraction Facility [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Construction in process - extraction facilities			647,947
Equipment [Member] | Colorado Extraction Facility [Member] | Subsequent Event [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Construction in process - extraction facilities
Leasehold Improvements [Member] | Colorado Extraction Facility [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Construction in process - extraction facilities
Cultivation facility and laboratory equipment and Office furniture and fixtures, gross			2,000
Leasehold Improvements [Member] | Colorado Extraction Facility [Member] | Subsequent Event [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Construction in process - extraction facilities
Leasehold Improvements - Laboratory [Member] | Jamaica Cultivation and Extraction Facility [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Construction in process - extraction facilities		75,000	75,000
Leasehold Improvements - Cultivation [Member] | Jamaica Cultivation and Extraction Facility [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Construction in process - extraction facilities		110,699	109,750
Leasehold Improvements - Cultivation [Member] | Jamaica Cultivation and Extraction Facility [Member] | Subsequent Event [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Construction in process - extraction facilities
Golden, Colorado Hemp Laboratory - Equipment [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Cultivation facility and laboratory equipment and Office furniture and fixtures, gross		39,944	34,651
Golden, Colorado Hemp Laboratory - Equipment [Member] | Subsequent Event [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Cultivation facility and laboratory equipment and Office furniture and fixtures, gross
Furniture and Fixtures [Member] | Colorado Extraction Facility [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Cultivation facility and laboratory equipment and Office furniture and fixtures, gross			21,668
Furniture and Fixtures [Member] | Colorado Extraction Facility [Member] | Subsequent Event [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Cultivation facility and laboratory equipment and Office furniture and fixtures, gross
Furniture and Fixtures [Member] | Colorado Extraction Facility [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Cultivation facility and laboratory equipment and Office furniture and fixtures, gross		191,704	81,667
Furniture and Fixtures [Member] | Colorado Extraction Facility [Member] | Subsequent Event [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Cultivation facility and laboratory equipment and Office furniture and fixtures, gross
Remote Laboratory Equipment [Member] | Colorado Extraction Facility [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Cultivation facility and laboratory equipment and Office furniture and fixtures, gross		$ 99,220	$ 99,220
Remote Laboratory Equipment [Member] | Colorado Extraction Facility [Member] | Subsequent Event [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Cultivation facility and laboratory equipment and Office furniture and fixtures, gross